Short Term Investments (Details) - Schedule of short term investments		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-Term Investments [Member]
Short-Term Debt [Line Items]
Marketable securities	[1]	¥ 33,540,301	$ 5,260,646	¥ 32,878,252

[1]	During the year ended December 31, 2020, the Company invested a total of approximately RMB 173.6 million in marketable securities and redeemed approximately RMB 151.1 million. During the year ended December 31, 2021, the Company invested a total of approximately RMB 149.1 million (USD 23.1 million) in marketable securities and redeemed approximately RMB 150.9 million (USD 23.4 million). The fair value change resulted in gains of approximately RMB 12.3 million and RMB 2.5 million (USD 0.4 million) for the years ended December 31, 2020 and 2021.